Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 155,591,623.97
Previously Paid Amount
Total Fee Amount	21,487.20
Total Offset Amount
Net Fee	$ 21,487.20